Income taxes	12 Months Ended
Aug. 31, 2021
Income taxes
Income taxes

21. Income taxes

The income tax expense on the Company’s income before tax differs from the theoretical amount that would arise using the federal, provincial and foreign statutory tax rates applicable. The difference is as follows:

	2021	2020	2019
	$	$	$
Income taxes at the applicable tax rate of 26.5% [2020 - 15%; 2019 - 15%]	(3,977,204)	(338,133)	44,618
Change in tax status following the initial public offering	(127,979)	—	—
Adjustment in respect of current and deferred income tax of previous year	(207,601)	—	—
Permanent differences	2,100,615	198,475	(6,032)
Temporary difference	—	160,967	25,801
Change in recognition of deferred income tax assets	2,317,759	—	—
Total income tax expense	105,590	21,309	64,387

On November 27, 2020, the Company conducted an initial public offering [note 18] after which its tax status changed and is no longer a Canadian-controlled private corporation. As a result of this change of status, the combined statutory rate in Canada increased from 15% to 26.5%.

Deferred income taxes reflect the net tax impact of temporary differences between the value of assets and liabilities for accounting and tax purposes. The main components of the deferred tax expense and deferred tax assets and liabilities were as follows:

	Balance as at	Recognized			Balance as at
	August 31,	in net	Recognized	Business	August 31,
	2020	income (loss)	in equity	combination	2021
	$	$	$	$	$
Temporary differences
Property and equipment	(146,153)	5,678	(5,472)	(116,831)	(262,778)
Intangibles	—	3,142	111	(46,140)	(42,887)
Net operating losses	74,760	1,980,029	—	—	2,054,789
Financing fees	(51,784)	110,630	882,102	—	940,948
Research and development	96,961	77,923	—	—	174,884
Difference in timing of recognition	—	93,141	2,089	53,620	148,850
Right-of-use asset	—	(316,684)	(16,017)	(457,267)	(789,968)
Lease liability	—	332,489	16,068	465,134	813,691
Net capital losses	—	57,224	—	—	57,224
Valuation allowance	—	(2,317,759)	(882,102)	—	(3,199,861)
Deferred tax liability	(26,216)	25,813	(3,221)	(101,484)	(105,108)

As of August 31, 2021, the Company had net operating losses carried forward for income tax purposes of $8,143,000 [2020 - $841,000] available to reduce future taxable income, that will expire between 2040 and 2041.